Other Investments (Tables)	12 Months Ended
Dec. 31, 2015
Other Investments.
Schedule of other investments

	As of December 31,
	2014	2015
	RMB	RMB
Cost-method investments: WangZhi Technology Limited.	13,036	161,417
Qima Holdings Limited.	—	69,960
BabySpace Corporation	—	64,778
Hifashion Group Inc.	62,046	64,778
Others (note)	33,876	170,168

Total investment costs:	108,958	531,101
Less: Impairment	(6,166)	(41,239)

Total	102,792	489,862

Note:

Other investments comprise of a number of investments in private companies which the Group owes equity interest, over which the Group exerts no significant influence, or investments that are not common stock or in-substance common stock, including certain E-commence companies and PRC registered companies that provide technology services.